UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

7/31

Date of reporting period:4/30/07

Item 1.  Schedule of Investments.

ARROW DWA BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)			April 30, 2007

% of Portfolio	Description	Shares	Value
98.30%	EXCHANGE TRADED FUNDS

9.05%	COMMODITY FUNDS
	PowerShares DB Gold Fund *	92,114	$ 2,475,103
	StreetTRACKS Gold Trust *	64,715	4,341,729
			6,816,832
25.18%	DEBT INDEX FUNDS
	iShares Lehman 20+ Year Treasury Bond Fund	105,253	9,341,204
	iShares Lehman Aggregate Bond Fund	95,762	9,620,251
			18,961,455
33.77%	EQUITY INDEX FUNDS
	iShares Cohen & Steers Realty Majors Index Fund	93,913	9,686,186
	iShares Dow Jones US Basic Materials Sector Index Fund	42,433	2,814,581
	iShares Dow Jones US Telecommunications Sector Index Fund	60,580	1,925,232
	iShares Dow Jones US Utilities Sector Index Fund	22,828	2,306,541
	PowerShares Dynamic Mid Cap Value Portfolio	70,367	1,427,043
	Rydex S&P 500 Pure Value	142,074	5,140,237
	Rydex S&P Midcap 400 Pure Value	57,113	2,128,030
			25,427,850
30.30%	FOREIGN INDEX FUNDS
	iShares FTSE/Xinhua China 25 Index Fund	49,603	5,222,700
	iShares MSCI Malaysia Index Fund	371,561	4,232,080
	iShares MSCI Mexico Index Fund	109,656	6,068,363
	iShares MSCI Singapore Index Fund	222,787	2,836,079
	iShares MSCI Spain Index Fund	78,455	4,453,106
			22,812,328
	TOTAL EXCHANGE TRADED FUNDS
	(Cost $70,335,484)		74,018,465

5.27%	SHORT-TERM INVESTMENTS
	Milestone Treasury Obligations Portfolio, Institutional Class,
	to yield 5.11%, 5/1/07 (Cost $3,968,581)	3,968,581	3,968,581

103.57%	TOTAL INVESTMENTS
	(Cost $74,304,065)		$ 77,987,046
-3.57%	LIABILITIES IN EXCESS OF OTHER ASSETS		(2,693,286)
100.00%	TOTAL NET ASSETS		$ 75,293,760

	(a) Represents cost for financial reporting purposes
	and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation		$ 3,706,315
	Unrealized depreciation		(23,334)
	Net unrealized appreciation		$ 3,682,981

	Aggregate cost for federal income tax purposes is $74,304,065.

	* Non-income producing securities.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By   */s/ Andrew Rogers

       Andrew Rogers, President

Date

6/28/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    */s/ Andrew Rogers

        Andrew Rogers, President

Date

6/28/07

By   */s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

6/28/07